John Hancock International Allocation Fund (the “fund”)

Supplement dated 5-15-13 to the current Prospectus

Steve Orlich is no longer a portfolio manager on the investment management team of the fund. Accordingly, all references to Steve Orlich as a portfolio manager on the investment management team of the fund are removed from the Prospectuses and Statement of Additional Information for all share classes of the fund. In addition, Marcelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the investment management team of the fund. Bob Boyda and Steve Medina will continue as portfolio managers of the fund.

Accordingly, in the “Fund summary” section, the information under the heading “Portfolio management” is amended to include the following:

Marcelle Daher, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

Scott McIntosh

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (North America) Limited

Joined fund team in 2013

Nathan Thooft, CFA

Managing Director, John Hancock Asset

Management a division of Manulife Asset

Management (US) LLC

Joined fund team in 2013

In the “Fund details – Who’s who” section, the portfolio manager information in the “Subadvisor” subsection is amended to include the following:

Marcelle Daher, CFA

•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Joined fund team in 2013
•	Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011)
•	Began business career in 1999

Scott McIntosh

•	Managing Director and Head of Quantitative Research, PSG
•	Joined fund team in 2013
•	Assistant Vice President of Investment Management Services, Manulife Financial (2011-2012)
•	Began business career in 1997

Nathan Thooft, CFA

•	Managing Director of Asset Allocation, Portfolio Solutions Group (PSG)
•	Joined fund team in 2013
•	Vice President and Director of Investments, Investment Management Services, John Hancock Financial (2008-2011)
•	Began business career in 2000

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock International Allocation Fund (the “Fund”)

Supplement dated 5-15-13 to the current Statement of Additional Information

Steve Orlich is no longer a portfolio manager on the investment management team of the Fund. Accordingly, all references to Mr. Orlich as a portfolio manager of the Fund are removed from Appendix B in the Statement of Additional Information, under the subadvisor section for John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC.

Michelle Daher, CFA, Scott McIntosh and Nathan Thooft, CFA have joined the investment management team of the Fund. Bob Boyda and Steve Medina will continue as portfolio managers of the fund.

Accordingly, the following information is added to the portfolio manager information for John Hancock International Allocation Fund under John Hancock Asset Management a division of Manulife Asset Management (North America) Limited:

The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he manages.

The following table reflects approximate information as of May 15, 2013:

	Registered Investment Companies Managed		Other Pooled Investment Vehicles managed		Other Accounts managed (in millions)
Portfolio Manager	Number of Accounts	Total Assets ($US)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Scott McIntosh	0	0	0	0	0	0

There are no accounts that pay fees based upon performance.

Ownership of fund shares. The portfolio manager listed in the above table did not beneficially own any shares of the funds that he managed as of May 15, 2013.

The following information is added to the portfolio manager information for John Hancock International Allocation Fund under John Hancock Asset Management a division of Manulife Asset Management (US) LLC:

The following chart reflects information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date. Also shown below the chart is each portfolio manager’s investments in the fund that he or she manages.

The following table reflects approximate information as of May 15, 2013:

	Registered Investment Companies Managed		Other Pooled Investment Vehicles managed		Other Accounts managed (in millions)
Portfolio Manager	Number of Accounts	Total Assets ($US)	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Michelle Daher	0	0	0	0	0	0
Nathan Thooft	0	0	0	0	0	0

There are no accounts that pay fees based upon performance.

Ownership of fund shares. The following table indicates as of May 15, 2013, the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

A – $0	D – $50,001 – $100,000	F – $500,001 – $1,000,000
B – $1 – $10,000	E – $100,001 – $500,000	G – More than $1 million
C – $10,001 – $50,000

Portfolio Manager	Range of Beneficial Ownership
Michelle Daher	A
Nathan Thooft	B

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.